Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Tectonic Therapeutic, Inc.
Entity Central Index Key	0001681087
Entity Emerging Growth Company	false
Entity File Number	001-38537
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-0710585
Entity Address, Address Line One	490 Arsenal Way
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(339)
Local Phone Number	666-3320
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TECX
Security Exchange Name	NASDAQ